Principal accountant fees and services	12 Months Ended
Dec. 31, 2025
Principal accountant fees and services
Principal accountant fees and services

32.Principal accountant fees and services

In 2025, 2024, and 2023, fees for the auditor, PricewaterhouseCoopers GmbH Wirtschaftsprüfungsgesellschaft (PwC), and its affiliates were expensed as follows:

Fees
in € K
	2025		2024		2023
	Consolidated	thereof	Consolidated	thereof	Consolidated	thereof
	group	Germany	group	Germany	group	Germany

Audit fees	13,330	3,241	16,126	4,694	14,250	3,215
Audit-related fees	1,403	704	1,549	960	1,897	937
Tax fees	23	—	—	—	—	—
Other fees	16	—	—	—	—	—

Audit fees are the aggregate fees billed by the Company’s auditors for the audit of the Company’s consolidated financial statements and the statutory financial statements of FME AG and of its subsidiaries, reviews of interim financial statements and attestation services that are provided in connection with statutory and regulatory filings or engagements. Fees related to the audit of internal control over financial reporting are included in audit fees.

Audit-related fees are fees charged by the Company’s auditors for assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements and are not reported under audit fees. This category mainly comprises fees billed by PwC for comfort letters, audit of the compensation report of the management board, audit of the sustainability reporting with limited assurance, agreed-upon procedure engagements, project related audits of IT migrations, and other attestation services subject to regulatory requirements.

Tax fees are fees for professional services rendered by the Company’s auditors for tax advisory services required by law in the U.S. and transfer pricing tax compliance services in Ukraine. Other fees include amounts related to licenses for access to accounting literature resources.